SCHEDULE OF PURCHASE PRICE ALLOCATION (Details) (Parenthetical) - $ / shares			12 Months Ended
	Oct. 29, 2025	Nov. 30, 2023	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Stock Issued During Period, Shares, Acquisitions	14,950
Series B Convertible Preferred Stock [Member]
Restructuring Cost and Reserve [Line Items]
Stock Issued During Period, Shares, Acquisitions			1,800,000
AML [Member] | Series B Convertible Preferred Stock [Member]
Restructuring Cost and Reserve [Line Items]
Stock Issued During Period, Shares, Acquisitions		833,621
Shares Issued, Price Per Share		$ 1.41
APL [Member] | Series B Convertible Preferred Stock [Member]
Restructuring Cost and Reserve [Line Items]
Stock Issued During Period, Shares, Acquisitions		966,379
Shares Issued, Price Per Share		$ 1.41